LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
Long-term Investments
LONG-TERM INVESTMENTS

7. LONG-TERM INVESTMENTS

	For the year ended December 31,
	2024	2025
	RMB	RMB
Equity method investments
Shanghai Keshen Information Technology Co., Ltd.	13,168	12,363
Beijing Lingshang Chunding Technology Co., Ltd.	-	-
Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd.	-	22
Total equity method investments	13,168	12,385

Other equity investments
Shanghai Yuhuan Information System Co.Ltd.	18,784	18,784
Beijing Hujingtiaoyue Technology Co., Ltd.	11,000	11,000
Xinyu Hongling Investment Management Center (limited Partnership)	11,100	11,100
Total other equity investments	40,884	40,884
Total long-term investments	54,052	53,269

(a) Equity method investments

Investments in Shanghai Keshen

In November 2021, Ronglian Yitong aquired 20% equity interest of Shanghai Keshen Information Technology Co., Ltd. (“Shanghai Keshen”), which is principally engaged in technology development, technology transfer, technical consultation and technical services, at a cash consideration of RMB15 million. Ronglian Yitong has the right to appoint one out of three directors for the year ended December 31, 2021. The investments are accounted for under the equity method as Ronglian Yitong is able to exercise significant influence through its board representation. Ronglian Yitong recognized its share of loss of RMB981, share of gain of RMB3 and share of loss of RMB806 for the year ended December 31, 2023, 2024 and 2025. The Company performed an impairment analysis in 2023, 2024 and 2025, and no impairment loss was recognized related to the investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to the investments without readily determinable fair value.

Investments in Beijing Lingshang

In January 2023, Ronglian Yitong aquired 20% equity interest of Beijing Lingshang Chunding Technology Co., Ltd. (“Beijing Lingshang”), which is principally engaged in intelligent voice product development, technology transfer, technical consultation and technical services, at a cash consideration of RMB5 million. Ronglian Yitong has the right to appoint one out of three directors for the year ended December 31, 2023. The investments are accounted for under the equity method as Ronglian Yitong is able to exercise significant influence through its board representation. Ronglian Yitong recognized its share of loss RMB489 for the year ended December 31, 2023. The Company performed an impairment analysis in 2023, and recognized RMB4,511 impairment loss related to the investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to the investments without readily determinable fair value.

Investments in Shanghai Gaozhi

In April 2025, Ronglian Yitong aquired 15% equity interest of Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd., (“Shanghai Gaozhi”), which is principally engaged in technical services, technology development, technology transfer, technical consultation and technology promotion, at a cash consideration of RMB12 million. In December 2025, Shanghai Gaozhi entered into new financing agreements with new investors. After Shanghai Gaozhi’s new financing, Ronglian Yitong’s equity interest in Shanghai Gaozhi decreased to 13.5%. Ronglian Yitong has the right to appoint one out of three directors for the year ended December 31, 2025. The investments are accounted for under the equity method as Ronglian Yitong is able to exercise significant influence through its board representation. Ronglian Yitong recognized its share of loss RMB832 for the year ended December 31, 2025. The Company performed an impairment analysis in 2025, and recognized RMB11,145 impairment loss related to the investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to the investments without readily determinable fair value.

(b) Other equity investments

Investments in Hujingtiaoyue

In September 2017, Ronglian Yitong entered into a share purchase agreement to acquire 6.56% equity interest of Beijing Hujingtiaoyue Technology Co., Ltd. (“Hujingtiaoyue”), which is principally engaged in provision of artificial intelligence marketing solutions, at a cash consideration of RMB4,000. According to the shares purchase agreement, Ronglian Yitong, together with another shareholder, has the right to appoint one director. The Group accounts for its investment in Hujingtiaoyue as other equity investments since its investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value. The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

In June 2018, Hujingtiaoyue entered into new financing agreements with new investors. After Hujingtiaoyue’s new financing, Ronglian Yitong’s equity interest in Hujingtiaoyue decreased to 5.45% and Ronglian Yitong, together with another shareholder, remains the right to appoint one director. The new financing provided an observable price for Ronglian Yitong’s investment in Hujingtiaoyue and Ronglian Yitong evaluated the investment’s carrying amount based on the observable price and recognized a gain of RMB100 from the change in fair value.

In May 2019, Hujingtiaoyue entered into new financing agreements with new investors. After Hujingtiaoyue’s new financing, Ronglian Yitong’s equity interest in Hujingtiaoyue further decreased to 4.29% and Ronglian Yitong, together with another shareholder, remains the right to appoint one director. The new financing provided an observable price for Ronglian Yitong’s investments in Hujingtiaoyue and Ronglian Yitong evaluated this investment’s carrying amount based on the observable price, and recognized a gain of RMB900 from the change in fair value.

In May 2021, Hujingtiaoyue conducted reorganization and setup Beijing Tanma Qifu Technolory Co., Ltd.(“Beijing Tanma”), a new VIE. All shareholders of Hujingtiaoyue were transferred to Beijing Tanma, on a pro rate basis. Ronglian Yitong owned 4.29% equity interest in Beijing Tanma.

In October 2021 and December 2021, Beijing Tanma entered into new financing agreements with new investors. After Beijing Tanma’s new financing, Ronglian Yitong’s equity interest in Beijing Tanma further decreased to 2.45%. Since May 2021, Ronglian Yitong had no right to appoint any director due to reduction of equity interest. The new financing provided an observable price for Ronglian Yitong’s investments in Hujingtiaoyue and Ronglian Yitong evaluated the investment’s carrying amount based on the observable price, and recognized a gain of RMB8,000 from the change in fair value.

The new financing agreement with new investors provided the observable price for other equity investment and the fair value adjustment was determined primarily based on the market approach as of the transaction date, which takes into consideration a number of factors including recent financing pricing which shall be adjusted as similar securities to reflect difference in the rights and obligations between the equity security that was transacted and the equity security held by the Company, and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included discount of lack of marketability. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

In December 2023, 2024 and 2025, the Company recognized nil impairment loss related to the investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to the investments without readily determinable fair value.

Investments in Xinyu Hongling

In August 2021, Ronglian Yitong and other third party entities set up a limited partnership, Xinyu Hongling Investment Management Center (limited partnership) (“Xinyu Hongling”), which is mainly engaged in investment management and asset management, with a subscribed capital of RMB150 million. Xinyu Hongling’s fund is used to invest in Xicheng Zhiyuan Digital Power Selection (Beijing) Investment Center (Limited Partnership) (“Xicheng Zhiyuan”), with a target subscription amount of RMB751 million. The subscribed capital contribution of Ronglian Yitong is RMB20,000, accounting for 13.33% and 2.66% of the registered capital of Xinyu Hongling and Xicheng Zhiyuan. According to the investment agreement, Ronglian Yitong does not have the right to appoint any directors. The Group accounts for its investment in Xinyu Hongling as other equity investments since its investment is not in-substance common stock due to the liquidation preference feature, and does not have readily determinable fair value. The Group elected to measure other equity investments without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

In December 2023, 2024 and 2025, the Company performed an impairment analysis, and recognized RMB3,500, nil and nil impairment loss related to the investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to the investments without readily determinable fair value.

Investments in Shanghai Yuhuan

The Company performed impairment analysis for Shanghai Yuhuan Information System Co., Ltd. (“ShanghaiYuhuan”) in 2023, 2024 and 2025, and recognized nil impairment loss related to the investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to the investments without readily determinable fair value. To estimate the fair value of investment in Shanghai Yuhuan, the Company used discounted cash flow model (“DCF Model”), which is based on the fair value of the entire invested capital of Shanghai Yuhuan using an income approach. The significant inputs for the valuation model include, but not limited to, future cash flows, discount rate, and the comparable selection set of companies operating in similar businesses.